Nature of Operations and Reorganization - Contractual agreements with the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 25,478		¥ 48,968		¥ 177,372
Restricted cash	73				505
Shortterm investments	12,405		145,451		86,362
Accounts receivable, net	77,356		182,269		538,537
Receivables due from related parties	663		11,018		4,615
Prepayments and other current assets	6,012		11,686		41,852
Noncurrent assets:
Property and equipment, net	2,293		15,472		15,964
Intangible assets, net	51		255		356
Deferred tax assets	487		306		3,391
Total assets	130,831		415,425		910,815
Current liabilities:
Accounts payable (including amounts of the consolidated variable interest entity ("VIE") and its subsidiaries without recourse to the primary beneficiary of RMB 20.27 million and RMB 139.34 million as of December 31, 2018 and 2019, respectively)	20,014		20,270		139,336
Salary and welfare payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 36.16 million and RMB 34.58 million as of December 31, 2018 and 2019, respectively)	7,286		36,160		50,721
Taxes payable	5,076		16,917		35,341
Deferred revenue	1,173		4,227		8,161
Amounts due to related party			1,979
Accrued liabilities and other payables	4,784		5,152		33,308
Total liabilities	38,333		84,705		266,867
Total revenues	94,172	¥ 655,606	299,093	¥ 120,507
Net income/(loss)	(3,721)	(25,911)	40,518	7,923
Net cash used in operating activities	(22,829)	(158,937)	(45,598)	(11,444)
Net cash (used in)/provided by investing activities	1,421	9,885	(56,294)	(105,892)
Net cash provided by/(used in) financing activities	39,979	278,337	104,716	162,979
Effect of exchange rate changes on cash, cash equivalents, and restricted cash held in foreign currencies	$ (54)	(376)	501
VIEs
Current assets:
Cash and cash equivalents			48,968		11,870
Restricted cash					501
Shortterm investments			145,451		40,096
Accounts receivable, net			182,269		538,537
Amounts due from the Company and its subsidiaries					15,807
Receivables due from related parties			11,018		4,393
Prepayments and other current assets			11,686		16,810
Noncurrent assets:
Property and equipment, net			15,472		15,964
Intangible assets, net			255		356
Deferred tax assets			306		3,391
Total assets			415,425		647,725
Current liabilities:
Accounts payable (including amounts of the consolidated variable interest entity ("VIE") and its subsidiaries without recourse to the primary beneficiary of RMB 20.27 million and RMB 139.34 million as of December 31, 2018 and 2019, respectively)			20,270		139,336
Salary and welfare payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 36.16 million and RMB 34.58 million as of December 31, 2018 and 2019, respectively)			36,160		34,578
Taxes payable			16,917		32,441
Deferred revenue			4,227		8,161
Amounts due to the Company and its subsidiaries					116,097
Amounts due to related party			1,979		0
Accrued liabilities and other payables			5,152		15,302
Total liabilities			84,705		¥ 345,915
Total revenues		655,241	299,093	120,507
Net income/(loss)		(5,058)	40,518	7,923
Net cash used in operating activities		(133,255)	(45,598)	(11,444)
Net cash (used in)/provided by investing activities		98,305	(56,294)	(105,892)
Net cash provided by/(used in) financing activities		(1,614)	104,716	¥ 162,979
Effect of exchange rate changes on cash, cash equivalents, and restricted cash held in foreign currencies		¥ (33)	¥ 501